FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

20.          FINANCIAL RISK MANAGEMENT

Financial risk management

The Company has exposure to a variety of financial risks: market risk (including currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk from its use of financial instruments.

This note presents information about the Company’s exposure to each of these risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Risk management is the responsibility of management and is carried out under policies approved by the Board of Directors. Material risks are monitored and are regularly discussed with the Audit Committee and Board of Directors.

(a)Market risk

Market risk is the risk that changes in market price, such as foreign exchange rates, interest rates and commodity prices which will affect the Company’s cash flows or value of its financial instruments.

(i)Currency risk

The Company is subject to currency risk on financial instruments which are denominated in currencies that are not the same as the functional currency of the entity that holds them. A significant portion of the Company’s mine production costs, capital expenditures and corporate administrative costs are denominated in CAD. Consequently, fluctuations in the USD exchange rate against the CAD increases the volatility of cost of sales and corporate administrative costs. Exchange gains and losses would impact earnings (loss).

The Company is exposed to currency risk through cash and cash equivalents, receivables and other excluding trade receivables, restricted cash and accounts payable and accrued liabilities which are denominated in CAD.

The Company has not hedged its exposure to currency fluctuations at this time.

The following table shows the impact on pre-tax earnings of a 10% change in the USD/CAD exchange rate on financial assets and liabilities denominated in CAD, as of December 31, 2017, with all other variables held constant:

	Impact of currency rate change on pre-tax earnings
	10% increase	10% decrease
Cash and cash equivalents	$1,340	$(1,340)
Receivables and other	676	(676)
Restricted cash	504	(504)
Accounts payable and accrued liabilities	(6,085)	6,085

(ii)Interest rate risk

The Company is subject to interest rate risk with respect to its investments in cash and cash equivalents. The Company’s current policy is to invest cash at floating rates of interest and cash reserves are to be maintained in cash and cash equivalents in order to maintain liquidity, while achieving a satisfactory return for shareholders. Fluctuations in interest rates when cash and cash equivalents mature impact interest income earned.

The Company is also subject to interest rate risk with respect to the fair value of long-term debt, in particular, the fair value of the embedded derivatives under the senior secured term credit facility, the offtake obligation and the stream obligation, which are accounted for at FVTPL.

The following table shows the impact on pre-tax earnings of a 1% change in interest rates on financial assets and liabilities as of December 31, 2017, with all other variables held constant:

	Impact of interest rate change on pre-tax earnings
	1% increase	1% decrease
Cash and cash equivalents	$901	$(901)
Other assets	5	2,537
Offtake obligation	2,455	(2,900)
Stream obligation	2,576	(2,364)

(iii)Commodity price risk

The Company is subject to commodity price risk from fluctuations in the market prices for gold and silver. Commodity price risks are affected by many factors that are outside the Company’s control including global or regional consumption patterns, the supply of and demand for metals, speculative activities, the availability and costs of metal substitutes, inflation and political and economic conditions.

The financial instruments impacted by commodity prices are the trade receivables, the offtake obligation (a derivative liability) and the stream obligation.

Price adjustments are made in subsequent periods to the customer receivables for concentrate sales transactions based on movements in market prices prior to final pricing. As a result, concentrate sales receivables contain an embedded derivative which is adjusted each period to reflect forward market prices to the estimated settlement date.

The Company has not hedged the price of any commodity at this time as it is not permitted to hedge under the terms of the offtake and stream obligation.

The following table shows the impact on pre-tax earnings from changes in the fair values of financial instruments with a 10% change in gold and silver commodity prices. The impact of a 10% movement in commodity prices as of December 31, 2017, with all other variables held constant, is as follows:

	Impact of price change on pre-tax earnings
	10% increase	10% decrease
Trade receivables	$7,848	$(7,848)
Offtake obligation	(4,285)	4,496
Stream obligation	(152)	848

(b)Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily attributable to its liquid financial assets including cash and cash equivalents, trade receivables, tax receivables and restricted cash.

The carrying amount of financial assets represents the maximum credit exposure:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$56,285	$141,791
Trade receivables	11,067	—
Tax receivables	6,166	8,621
Restricted cash	5,036	9,377

	$78,554	$159,789

The Company limits its exposure to credit risk on financial assets through investing its cash and cash equivalents and restricted cash with high-credit quality financial institutions. Management believes the risk of loss related to these deposits to be low. The Company continually evaluates changes in the status of its counterparties.

The Company sells its gold and silver to its lenders, refineries located in Canada and the United States and a trading company. The Company has not had any defaults from its counterparties. The Company is not economically dependent on a limited number of customers for the sale of its gold and silver as its products can be sold through numerous world-wide commodity markets. As at December 31, 2017, the Company has $11,067 (2016 — nil) receivables related to its gold and silver revenue.

(c)Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet liabilities when due. The Company manages liquidity risk by monitoring actual and projected cash flows and matching the maturity profile of its financial assets and liabilities. Cash flow forecasting is performed regularly. To the extent the Company does not believe it has sufficient liquidity to meet obligations, it will consider securing additional debt or equity funding.

The Company’s cash and cash equivalents are currently invested in business and savings accounts with high-credit quality financial institutions which are available on demand by the Company for its operating and capital expenditures. The Company also holds government and surety bonds to support future environmental obligations.

The Company’s financial obligations consist of accounts payable and accrued liabilities, restricted share unit liability, long-term debt consisting of the credit facility, the offtake obligation and the stream obligation and the convertible notes.

The maturity analysis of financial liabilities as at December 31, 2017 is as follows:

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Accounts payable and accrued liabilities	$60,438	$—	$—	$—	$60,438
Restricted share unit liability	—	511	—	—	511
Senior secured term credit facility	423,776	—	—	—	423,776
Stream obligation	—	20,000	—	—	20,000
Convertible notes	—	—	100,000	—	100,000
Interest on convertible notes	2,250	6,750	1,116	—	10,116

	$486,464	$27,261	$101,116	$—	$614,841

Amounts related to the senior secured term credit facility are shown based on contractual maturity of the host. The Company has a term extension option (reflected in the embedded derivative) that could extend repayment to 2019.

The minimum amount owing in relation to the stream obligation is $20,000 assuming no early buyout options are exercised as described in note 10(c).

Capital management

The Company’s objectives in the managing of the liquidity and capital are to safeguard the Company’s ability to continue as a going concern and provide financial capacity to meet its strategic objectives. Management monitors the amount of cash, debt instruments and equity in the capital structure and adjusts the capital structure, as necessary, to support the operation, development and exploration of its projects.

The capital structure of the Company consists of debt instruments and equity attributable to common shareholders, comprising of issued share capital, contributed surplus, accumulated comprehensive loss and accumulated deficit.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares, issue new debt, acquire or dispose of assets to facilitate the management of its capital requirements.

The Company prepares detailed annual budgets and cash flow forecasts for mining, development and corporate activities that are approved by the Board of Directors. Forecasts are regularly reviewed and updated for changes in circumstances so that appropriate capital allocation, investment and financing decisions are made for the Company.

Fair value estimation

The Company’s financial assets and liabilities are measured and recognized according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3:	Inputs for the asset or liability that are not based on observable market data

The carrying values of cash and cash equivalents, receivables and other, accounts payable and accrued liabilities and the senior secured term credit facility approximate their fair values due to the short-term maturity of these financial instruments.

The following tables present the Company’s financial assets and liabilities by level within the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying value			Fair value
	Designated at	Loans and	Other financial
As at December 31, 2017	FVTPL	receivables	liabilities	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$56,285	$—	$—	$—	$—
Receivables and other	—	19,551	—	—	11,067	—
Other assets	132	—	—	—	—	132
Restricted cash	—	5,036	—	—	—	—

	$132	$80,872	$—	$—	$11,067	$132

Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$53,436	$—	$—	$—
Restricted share unit liability	2,730	—	—	—	2,730	—
Senior secured term credit facility	—	—	365,890	—	—	—
Offtake obligation	78,085	—	—	—	—	78,085
Stream obligation	224,020	—	—	—	—	224,020
Debt portion of convertible note	—	—	76,582	—	76,582	—

	$304,835	$—	$495,908	$—	$79,312	$302,105

	Carrying value			Fair value
	Designated at	Loans and	Other financial
As at December 31, 2016	FVTPL	receivables	liabilities	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$141,791	$—	$—	$—	$—
Receivables and other	—	15,260	—	—	—	—
Other assets	1,756	—	—	—	—	1,756
Restricted cash	—	9,377	—	—	—	—

	$1,756	$166,428	$—	$—	$—	$1,756

Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$108,396	$—	$—	$—
Restricted share unit liability	2,668	—	—	—	2,668	—
Senior secured term credit facility	—	—	232,438	—	—	—
Offtake obligation	67,702	—	—	—	—	67,702
Stream obligation	201,020	—	—	—	—	201,020

	$271,390	$—	$340,834	$—	$2,668	$268,722

The embedded derivative assets were valued using Monte Carlo simulation valuation models with principal inputs related to the credit facility including the risk-free interest rate and the Company’s and lender’s credit spread.

The offtake and stream obligations were valued using Monte Carlo simulation valuation models. The key inputs used by the Monte Carlo simulation in valuing both the offtake and stream obligations include: the gold forward curve based on Comex futures, long-term gold volatility, call option exercise prices and risk-free rate of return.

In addition, in valuing the stream obligation, management used the following significant observable inputs: the silver forward curve based on Comex futures and the long-term silver volatility and gold/silver correlation.

The valuation of the offtake and stream obligations also require estimation of the Company’s non-performance or credit risk and the anticipated production schedule of gold and silver ounces delivered over the life of mine.